INVENTORIES (Details Textual) - USD ($)	Apr. 20, 2021	Apr. 14, 2021	Apr. 12, 2021	Jul. 16, 2020	May 04, 2020	Apr. 08, 2020	Jan. 29, 2020
Disclosure Of Inventories [Abstract]
Purchase Consideration	$ 6,800,000	$ 21,400,000	$ 21,400,000	$ 5,090,000	$ 15,300,000	$ 14,100,000	$ 9,150,000